Intangible Assets and Contract Liabilities - Additional information (Details) - USD ($) $ in Millions	1 Months Ended		6 Months Ended
	Aug. 31, 2011	Mar. 31, 2011	Jun. 30, 2022	Dec. 31, 2021
Intangible Assets
Accumulated amortization for contract liabilities			$ 16.8	$ 16.0
Recife Knutsen
Intangible Assets
Period for amortization of unfavorable contractual rights	12 years
Fortaleza Knutsen
Intangible Assets
Period for amortization of unfavorable contractual rights		12 years
Tordis Knutsen [Member] | Above Market Value Of Time Charter [Member]
Intangible Assets
Remaining term of the contract			4 years 9 months 18 days
Vigdis Knutsen | Above Market Value Of Time Charter [Member]
Intangible Assets
Remaining term of the contract			4 years 10 months 24 days